Schedule of Related Party Transactions (Details)	12 Months Ended
Feb. 29, 2016 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	CAD 21,000
Related Party Transactions Schedule Of Related Party Transactions 2	84,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	132,000
Related Party Transactions Schedule Of Related Party Transactions 5	528,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	5,619
Related Party Transactions Schedule Of Related Party Transactions 8	124,225
Related Party Transactions Schedule Of Related Party Transactions 9	80,900
Related Party Transactions Schedule Of Related Party Transactions 10	218,812
Related Party Transactions Schedule Of Related Party Transactions 11	183,186
Related Party Transactions Schedule Of Related Party Transactions 12	111,519
Related Party Transactions Schedule Of Related Party Transactions 13	150,000
Related Party Transactions Schedule Of Related Party Transactions 14	150,000
Related Party Transactions Schedule Of Related Party Transactions 15	150,000
Related Party Transactions Schedule Of Related Party Transactions 16	1,055
Related Party Transactions Schedule Of Related Party Transactions 17	0
Related Party Transactions Schedule Of Related Party Transactions 18	0
Related Party Transactions Schedule Of Related Party Transactions 19	1,273
Related Party Transactions Schedule Of Related Party Transactions 20	15,026
Related Party Transactions Schedule Of Related Party Transactions 21	CAD 0